UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, DC 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

 MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number: 811-22372

Clarity Fund, Inc.

 (Exact Name of Registrant as Specified in Charter)

Suite 110

2001 Westown Parkway

West Des Moines, Iowa 50265

 (Address of Principal Executive Offices)  (Zip Code)

Bradley R. Peyton

Suite 110

2001 Westown Parkway

West Des Moines, Iowa 50265

 (Name and Address of Agent for Service)

With copy to:

John C. Miles

Cline Williams Wright Johnson & Oldfather, LLP

Suite 1900

233 S. 13th

Lincoln, Nebraska 68508

Registrant’s Telephone Number, including Area Code:  515-252-7489

Date of fiscal year end: March 31

Date of reporting period: June 30, 2012

Form N-Q is to be used by management investment companies, other than small business investment companies registered on Form N-5 (ss.ss. 239.24 and 274.5 of this chapter), to file reports with the Commission, not later than 60 days after the close of the first and third fiscal quarters, pursuant to rule 30b1-5 under the Investment Company Act of 1940 (17 CFR 270.30b1-5).  The Commission may use the information provided on Form N-Q in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-Q, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-Q unless the Form displays a currently valid Office of Management and Budget ("OMB") control number.  Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to the Secretary, Securities and Exchange Commission, and 450 Fifth Street, NW, Washington, DC 20549-0609.  The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. ss. 3507.

ITEM 1. SCHEDULE OF INVESTMENTS.

	Clarity Fund
	Schedule of Investments
	June 30, 2012 (Unaudited)

Shares		Value

COMMON STOCK - 43.54%

Agriculture Chemicals - 1.20%
1,000	Mosaic Co.	$ 54,760

Computer Communications Equipment - 1.51%
4,000	Cisco Systems, Inc.	68,680

Crude Petroleum & Natural Gas - 5.49%
1,000	Apache Corp.	87,890
2,000	Cimarex Energy Co.	110,240
6,000	Vaalco Energy, Inc. *	51,780
		249,910
Electromedical & Electrotherapeutic Apparatus - 1.70%
2,000	Medtronic, Inc.	77,460

Electronic Computers - 2.56%
200	Apple, Inc. *	116,800

Engines & Turbines - 1.06%
500	Cummins, Inc.	48,455

Gold & Silver Ores - 1.11%
3,000	Pan American Silver Corp.	50,640

Hospital & Medical Service Plans - 2.69%
1,000	UnitedHealth Group, Inc.	58,500
1,000	Wellpoint, Inc.	63,790
		122,290
Life Insurance - 1.23%
2,000	FBL Financial Group	56,020

Motor Vehicle Parts & Accessories - 1.80%
1,500	Autoliv, Inc.	81,990

Oil, Gas Field Services - 1.56%
2,500	Halliburton Co.	70,975

Petroleum Refining - 4.60%
1,300	Conocophilips	72,644
1,000	Exxon Mobil Corp.	85,570
2,000	Marathon Oil Corp.	51,140
		209,354
Pharmaceutical Preparations - 4.94%
2,100	Abbott Laboratories	135,387
2,000	AstraZeneca PLC ADR	89,500
		224,887
Railroads, Line-Haul Operating - 3.83%
3,000	CSX Corp.	67,080
900	Union Pacific Corp.	107,379
		174,459
Retail-Miscellaneous Shopping Goods Stores - 1.72%
6,000	Staples, Inc.	78,300

Semiconductors & Related Devices - 2.76%
4,000	Applied Materials, Inc.	45,780
3,000	Intell Corp.	79,950
		125,730
Services-Business Services - 1.11%
3,000	Western Union Co.	50,520

Surgical & Medical Instruments & Apparatus - 1.76%
1,500	Covidien PLC	80,250

Telephone Communications - 0.91%
3,500	Telecom Argentina SA ADR	41,335

TOTAL FOR COMMON STOCK (Cost $2,030,014) - 43.54%		$ 1,982,815

EXCHANGE TRADED FUND - 11.21%
10,000	iPath S&P 500 VIX Short Term Futures TM ETN *	152,100
20,000	ProShares UltraShort 20+ Year Treasury *	316,800
2,000	ProShares UltraShort Euro *	41,800
		510,700

TOTAL FOR EXCHANGE TRADED FUND (Cost $561,778) - 11.21%		510,700

PREFERRED STOCKS - 3.29
8,000	Hartford Financial Services Group, Inc.	149,920

TOTAL FOR PREFERRED STOCKS (Cost $156,763) - 3.29%		149,920

Underlying Security
Expiration Date/Exercise Price

CALL OPTIONS - 3.38%

	Applied Materials, Inc.
16,000	July 2012 Calls @ 13.00	160

	Financial Select Sector SPDR
17,000	January 2014 Calls @ 16.00	20,400

	Hewlett-Packard Co.
5,000	January 2013 Calls @ 23.00	4,300

	Intell Corp.
5,000	January 2013 Calls @ 30.00	2,600
5,000	January 2014 Calls @ 35.00	3,150
		5,750
	iPath S&P 500 VIX ST Futures ETN
40,000	June 2012 Calls @ 17.00	400

	ProShares UltraShort Euro
5,000	January 2013 Calls @ 17.00	19,500

	ProShares UltraShort S&P 500
30,000	September 2012 Calls @ 13.00	82,500

	Staples, Inc.
6,000	January 2014 Calls @ 10.00	21,000

	Western Union Co.
5,800	August 2012 Calls @ 19.00	0

Total (Premiums Paid $211,158) - 3.38%		154,010

Underlying Security
Expiration Date/Exercise Price

PUT OPTIONS - 5.46%

	ProShares UltraShort Euro
7,000	August 2012 Put @ 21.00	4,900

	ProShares UltraShort S&P 500
60,000	July 2012 Put @ 15.00	10,200

	ProShares UltraShort 20+ Year Treasury
10,000	January 2014 Put @ 20.00	57,000
10,000	January 2014 Put @ 30.00	145,500
		202,500
	SPDR Gold Shares
2,000	January 2013 Put @ 165.00	30,900

Total (Premiums Paid $233,127) - 5.46%		248,500

SHORT TERM INVESTMENTS - 27.81%
1,266,495	Fidelity Institutional Money Market Portfolio 0.01% ** (Cost $1,266,495)	1,266,495

TOTAL INVESTMENTS (Cost $4,600,700) - 94.69%		$ 4,312,440

OTHER ASSETS LESS LIABILITIES - 5.31%		241,737

NET ASSETS - 100.00%		$ 4,554,177

ADR - American Depository Receipts.
* Non-income producing securities during the period.
** Variable Rate Security, the coupon rate shown represents the yield at June 30, 2012.

	Clarity Fund
	Schedule of Call Options Written
	June 30, 2012 (Unaudited)

Underlying Security
Expiration Date/Exercise Price

	Apple, Inc.
200	July 2012 Call @ 570.00	4,160

	iPath S&P 500 VIX ST Futures ETN
10,000	July 2012 Call @ 18.00	3,500

	Staples, Inc.
6,000	September 2012 Call @ 13.00	4,200

Total (Premiums Received $18,921) - 2.69%		11,860

NOTES TO FINANCIAL STATEMENTS
Clarity Fund
1. SECURITY TRANSACTIONS

At June 30, 2012 the net unrealized depreciation on investments, based on cost for federal income tax purposes of $4,440,414 amounted to $139,834 which consisted of aggregate gross unrealized appreciation of $171,507 and aggregate gross unrealized depreciation of $311,341.

2. SECURITY VALUATION

As described in Note 2, all investments in securities are recorded at their estimated fair value. The Fund utilizes various methods to measure the fair value of most of its investments on a recurring basis. GAAP establishes a hierarchy that prioritizes inputs to valuation methods. The three levels of inputs are:

Level 1 - Unadjusted quoted prices in active markets for identical assets or liabilities that the Fund has the ability to access.

Level 2 - Observable inputs other than quoted prices included in level 1 that are observable for the asset or liability, either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.

Level 3 - Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available, representing the Fund’s own assumptions about the assumptions a market participant would use in valuating the asset or liability, and would be based on the best information available.

The availability of observable inputs can vary from security to security and is affected by a wide variety of factors, including, for example, the type of security, whether the security is new and not yet established in the marketplace, the liquidity of markets, and other characteristics particular to the security. To the extent that valuation is based on models or inputs that are less observable or unobservable in the market, the determination of fair value requires more judgment. Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in level 3.

The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the level in the fair value hierarchy within which the fair value measurement falls in its entirety, is determined based on the lowest level input that is significant to the fair value measurement in its entirety.

Valuation Inputs of Assets	Level 1	Level 2	Level 3	Total
Common Stock	$1,982,815	$0	$0	$1,982,815
Option	$402,510	$0	$0	$402,510
Exchange Trade Funds	$510,700	$0	$0	$510,700
Preferred Stocks	$149,920	$0	$0	$149,920
Cash Equivalents	$1,266,495	$0	$0	$1,266,495
Total	$4,312,440	$0	$0	$4,312,440

Valuation Inputs of Liabilities	Level 1	Level 2	Level 3	Total
Option	$11,860	$0	$0	$11,860
Total	$11,860	$0	$0	$11,860

ITEM 2. CONTROLS AND PROCEDURES.

    (a)

EVALUATION OF DISCLOSURE CONTROLS AND PROCEDURES. The Registrant maintains disclosure controls and procedures that are designed to ensure that information required to be disclosed in the Registrant's filings under the Securities Exchange Act of 1934 and the Investment Company Act of 1940 is recorded, processed, summarized and reported within the periods specified in the rules and forms of the Securities and Exchange Commission. Such information is accumulated and communicated to the Registrant's management, including its principal executive officer and principal financial officer, as appropriate, to allow timely decisions regarding required disclosure. The Registrant's management, including the principal executive officer and the principal financial officer, recognizes that any set of controls and procedures, no matter how well designed and operated, can provide only reasonable assurance of achieving the desired control objectives.

Within 90 days prior to the filing date of this Quarterly Schedule of Portfolio Holdings on Form N-Q, the Registrant had carried out an evaluation, under the supervision and with the participation of the Registrant's management, including the Registrant's principal executive officer and the Registrant's principal financial officer, of the effectiveness of the design and operation of the Registrant's disclosure controls and procedures. Based on such evaluation, the Registrant's principal executive officer and principal financial officer concluded that the Registrant's disclosure controls and procedures are effective.

    (b)

CHANGES IN INTERNAL CONTROLS. There have been no significant changes in the Registrant's internal controls or in other factors that could significantly affect the internal controls subsequent to the date of their evaluation in connection with the preparation of this Quarterly Schedule of Portfolio Holdings on Form N-Q.

ITEM 3. EXHIBITS.

Certifications pursuant to Rule 30a-2(a) under the 1940 Act and Section 302 of the Sarbanes-Oxley Act of 2002 are attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

CLARITY FUND, INC.

By /s/ Bradley R. Peyton

 Bradley R. Peyton

President, Principal Executive

Officer and Director

Date: August 29, 2012

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By /s/ Debra Conlon

Debra Conlon

Treasurer and Principal Financial Officer

Date August 29, 2012